First Trust Global Tactical Commodity Strategy Fund
Summary Information
Investment Objective
The First Trust Global Tactical Commodity Strategy Fund (the "Fund") seeks to provide total return by providing investors with commodity exposure while seeking a relatively stable risk profile.
Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	First Trust Global Tactical Commodity Strategy Fund First Trust Global Tactical Commodity Strategy Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First Trust Global Tactical Commodity Strategy Fund First Trust Global Tactical Commodity Strategy Fund
Management Fees	0.95%
Distribution and Service (12b-1) Fees	none	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.95%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2019.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2019, and thereafter at 1.20% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
First Trust Global Tactical Commodity Strategy Fund | First Trust Global Tactical Commodity Strategy Fund | USD ($)	97	356	636	1,432

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or through the Subsidiary, as defined below, when it buys and sells Commodities Instruments, as defined below (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that seeks to achieve attractive risk adjusted return by investing in commodity futures contracts and exchange-traded commodity linked instruments (collectively, "Commodities Instruments") through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Fund will not invest directly in Commodities Instruments. The Fund expects to gain exposure to these investments exclusively by investing in the Subsidiary. The Subsidiary is advised by First Trust Advisors L.P., the Fund's investment advisor.

The Fund's investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Commodities Instruments. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in Commodities Instruments. Except as otherwise noted, for purposes of this prospectus, references to the Fund's investments include the Fund's indirect investments through the Subsidiary. The Fund will invest up to 25% of its total assets in the Subsidiary.

The Subsidiary seeks to make investments generally in Commodities Instruments while managing volatility. Investment weightings of the underlying Commodities Instruments held by the Subsidiary are rebalanced in an attempt to stabilize risk levels. The dynamic weighting process is designed to result in a disciplined, systematic investment process, which is keyed off of the Fund's investment advisor's volatility forecasting process.

The Subsidiary's holdings in Commodities Instruments will consist, in part, of futures contracts, which are contractual agreements to buy or sell a particular commodity or financial instrument at a pre-determined price in the future. The Subsidiary may also invest in commodity-linked instruments, which include: (1) exchange-traded funds ("ETFs") that provide exposure to commodities; and (2) pooled investment vehicles that invest primarily in commodities and commodity-related instruments. The Subsidiary may have both long and short positions in Commodities Instruments. However, for a given Commodity Instrument the Subsidiary will provide a net long exposure. Net long exposure means to hold or be exposed to a security or instrument with the expectation that its value will increase over time. As U.S. and London exchanges list additional contracts, as currently listed contracts on those exchanges gain sufficient liquidity or as other exchanges list sufficiently liquid contracts, the Fund's investment advisor will include those contracts in the list of possible investments of the Subsidiary. The list of Commodities Instruments and commodities markets considered for investment can and will change over time.

The remainder of the Fund's assets will primarily be invested in: (1) short-term investment grade fixed income securities that include U.S. government and agency securities, sovereign debt obligations of non-U.S. countries and repurchase agreements; (2) money market instruments; (3) ETFs funds and other investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act"); and (4) cash and other cash equivalents. The Fund uses such instruments as investments and to collateralize the Subsidiary's Commodities Instruments exposure on a day-to-day basis. The Fund may also invest directly in ETFs funds and other investment companies, including closed-end funds, that provide exposure to Commodities Instruments, equity securities and fixed income securities to the extent permitted under the 1940 Act.

The Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

The risks of the Fund will result from both the Fund's direct investments and its indirect investments made through the Subsidiary. Accordingly, the risks that result from the Subsidiary's activities will be described herein as the Fund's risks.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Frequent Purchases and Redemptions" Section) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CLEARING BROKER RISK. The failure or bankruptcy of the Fund's and the Subsidiary's clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission ("CFTC") regulations, a clearing broker maintains customers' assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker's bankruptcy. In that event, the clearing broker's customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker's customers.

COMMODITY RISK. The value of Commodities Instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. The prices of Commodities Instruments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on the Fund.

COUNTERPARTY RISK. The Fund bears the risk that the counterparty to a commodity, derivative or other contract with a third party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations, the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CURRENCY EXCHANGE RATE RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

DERIVATIVES RISK. The use of futures and other derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

EXCHANGE-TRADED FUND RISK. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees and other operating expenses that increase their costs.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

FOREIGN COMMODITY MARKETS RISK. The Fund, through the Subsidiary, engages in trading on commodity markets outside the United States. Trading on such markets is not regulated by any United States government agency and may involve certain risks not applicable to trading on United States exchanges. The Fund may not have the same access to certain trades as do various other participants in foreign markets. Furthermore, as the Fund determines its net assets in United States dollars, with respect to trading in foreign markets the Fund is subject to the risk of fluctuations in the exchange rate between the local currency and dollars as well as the possibility of exchange controls. Certain futures contracts traded on foreign exchanges are treated differently for federal income tax purposes than are domestic contracts.

FREQUENT TRADING RISK. The Fund regularly purchases and subsequently sells (i.e., "rolls") individual commodity futures contracts throughout the year so as to maintain a fully invested position. As the commodity contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund's performance.

FUTURES RISK.The Fund invests in futures through the Subsidiary. All futures and futures-related products are highly volatile. Price movements are influenced by, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies.

GAP RISK. The Fund is subject to the risk that a commodity price will change from one level to another with no trading in between. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day's closing price.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the securities in the Fund will decline because of rising market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

INVESTMENT COMPANIES RISK. The Fund may invest in securities of other investment companies, including ETFs. As a shareholder in other investment companies, the Fund will bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs or other exchange-traded investment companies.

LIQUIDITY RISK. The Fund invests in Commodities Instruments, which may be less liquid than other types of investments. The illiquidity of Commodities Instruments could have a negative effect on the Fund's ability to achieve its investment objective and may result in losses to Fund shareholders.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on the Exchange which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. The trading prices of commodities futures, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund's net asset value and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

NON-U.S. INVESTMENT RISK. The Fund may invest in commodity futures contracts traded on non-U.S. exchanges or enter into over-the-counter derivative contracts with non-U.S. counterparties. Transactions on non-U.S. exchanges or with non-U.S. counterparties present risks because they may not be subject to the same degree of regulation as their U.S. counterparts.

REGULATORY RISK. The Fund's investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

REPURCHASE AGREEMENT RISK. The Fund's investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SHORT SALES RISK. The Fund may engage in "short sale" transactions. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value. The Fund also may enter into a short derivative position through a futures contract. If the price of the security or derivative that is the subject of a short sale increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party in connection with the short sale. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

SUBSIDIARY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

TAX RISK. The Fund intends to treat any income it may derive from Commodity Futures (other than derivatives described in Revenue Rulings 2006-1 and 2006-31) received by the Subsidiary as "qualifying income" under the provisions of the Internal Revenue Code of 1986, as amended, applicable to "regulated investment companies" ("RICs"), based on a tax opinion received from special counsel which was based, in part, on numerous private letter rulings ("PLRs") provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent). The Internal Revenue Service has revoked many of these PLRs. Shareholders and potential investors should be aware, however, that, in September 2016 the Internal Revenue Service released proposed Regulations that, if finalized in the form proposed, would limit the qualifying income from the Subsidiary to the income distributed in the same year in which the income is required to be included in the income of the Fund under the controlled foreign corporation rules. The Fund intends to have the Subsidiary distribute the income in the same year as the income is required to be included, but a failure to do so could cause the Fund to have non-qualifying income and potentially lose RIC status.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund's taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund's Board of Trustees may determine to reorganize or close the Fund or materially change the Fund's investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

The Fund may invest a portion of its assets in equity repurchase agreements. Changes in the law have the potential of changing the character and source of such instruments potentially subjecting them to unexpected U.S. taxation. Depending upon the terms of the contracts, the Fund may be required to indemnify the counterparty for such increased tax.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small or the Fund does not have enough shareholders.

U.S. GOVERNMENT AND AGENCY SECURITIES RISK. The Fund will invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government or by various instrumentalities, which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

VOLATILITY RISK. Frequent or significant short-term price movements could adversely impact the performance of the Fund. In addition, the net asset value of the Fund over short-term periods may be more volatile than other investment options because of the Fund's significant use of financial instruments that have a leveraging effect. For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage and as a result, a relatively small price movement in Commodities Instruments may result in immediate and substantial losses to the Fund.

WHIPSAW MARKETS RISK. The Fund may be subject to the forces of "whipsaw" markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. Such market conditions could cause substantial losses to the Subsidiary.

Annual Total Return

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compared to those of a benchmark index, a specialty market index and a broad-based securities market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

First Trust Global Tactical Commodity Strategy Fund (FTGC) Calendar Year Total Returns as of 12/31

During the periods shown in the chart above:

Best Quarter		Worst Quarter
14.44%	March 31, 2014	-13.20%	September 30, 2014

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns for the Periods Ended December 31, 2017
Average Annual Total Returns - First Trust Global Tactical Commodity Strategy Fund	1 Year	Since Inception	Inception Date
First Trust Global Tactical Commodity Strategy Fund	2.89%	(8.12%)	Oct. 22, 2013
First Trust Global Tactical Commodity Strategy Fund | After tax on distributions	2.26%	(8.26%)
First Trust Global Tactical Commodity Strategy Fund | After tax on distributions and sale of fund shares	1.58%	(6.05%)
Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)	1.70%	(8.23%)
S&P GSCI® Total Return Index (reflects no deduction for fees, expenses or taxes)	5.77%	(14.18%)
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	12.91%